Fair Values of Assets and Liabilities - Non-Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
VIEs, not primary beneficiary | Affordable housing partnerships | Nonrecurring basis | Level 3
Assets and liabilities measured at fair value
Investment balance	$ 58	$ 93